Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis

The following table presents the carrying value and estimated fair value of our financial instruments recognized at fair value on a recurring basis:

	December 31, 2012
		Fair value measurements using
	Carrying value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$47,006	—	47,006	—

	December 31, 2011
		Fair value measurements using
	Carrying value	Level 1	Level 2	Level 3
	(in thousands)
Liabilities:
Interest rate swaps	$51,235	—	51,235	—